Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of redeemable convertible preferred stock warrant liabilities	As of December 31, 2025, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031

Total outstanding	25,376